Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit Plan [Abstract]
Eligible employee contribution, maximum (in hundredths)	15.00%
Employment eligibility for plan participation, minimum (in days)	90D
Employment eligibility to receive matching contributions, minimum (in years)	1Y
Eligible employee contributions of first 3% matched by the company, first tier (in hundredths)	100.00%
Eligible employee contributions matched by the company (in hundredths)	3.00%
Eligible employee contribution matching second tier, next 2%, by the company (in hundredths)	50.00%
Eligible employee contributions matched by the company, second tier contributions (in hundredths)	2.00%
Expenses associated with the Plan	$ 1.5	$ 1.5	$ 1.1